Note 4: Earnings Per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Notes to Consolidated Financial Statements [Abstract]
Net income from continuing operations									$ 4,847	$ 4,831	$ 4,195
Net income from discontinued operations									283	148	178
Net income attributable to common shareowners	$ 2,057	$ 1,415	$ 1,328	$ 330	$ 1,325	$ 1,324	$ 1,318	$ 1,012	$ 5,130	$ 4,979	$ 4,373
Basic shares									895.2	892.3	907.9
Stock Awards									11.4	14.5	14.8
Diluted shares									906.6	906.8	922.7
Net income from continuing operations									$ 5.41	$ 5.41	$ 4.62
Income from Discontinuing Operations Per Basic Share									$ 0.32	$ 0.17	$ 0.20
Net income attributable to common shareowners	$ 2.28	$ 1.58	$ 1.49	$ 0.37	$ 1.49	$ 1.49	$ 1.48	$ 1.13	$ 5.73	$ 5.58	$ 4.82
Net income from continuing operations									$ 5.35	$ 5.33	$ 4.55
Income from Discontinuing Operations Per Diluted Share									$ 0.31	$ 0.16	$ 0.19
Net income attributable to common shareowners	$ 2.26	$ 1.56	$ 1.47	$ 0.36	$ 1.47	$ 1.47	$ 1.45	$ 1.11	$ 5.66	$ 5.49	$ 4.74
Outstanding stock awards excluded from the computation of diluted earnings per share									4.7	0	11.4